Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes

The Company issued and publicly sold unsecured senior notes, the detail of each tranches are shown as flow:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2017 Notes	November 28, 2012	750	November 28, 2017	2.36%*
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2018 Notes	August 6, 2013	1,000	August 6, 2018	3.39%*
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00%
2020 Notes	June 30, 2015	750	June 30, 2020	3.13%
2025 Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 November Notes	November 14, 2018	600	May 14, 2024	4.51%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2024 December Notes	December 10, 2018	250	May 14, 2024	4.54%

*	The 2017 Notes and 2018 Notes were fully repaid when they became due.

Principal Amount and Unamortized Discount and Debt Issuance Costs

The principal amount and unamortized discount and debt issuance costs as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Principal amount	35,782	49,867	7,253
Unamortized discount and debt issuance costs	(171)	(261)	(38)

	35,611	49,606	7,215

Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note10), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31, 2019	6,960	1,012
2020	5,801	844
2021	6,876	1,000
2022	11,345	1,650
2023	6,876	1,000
Thereafter	19,595	2,850